UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------

                             615 E MICHIGAN STREET
                             ---------------------
                              MILWAUKEE, WI 53202
                              -------------------

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------

                                 (414) 765-5344
                                 --------------


Date of fiscal year end: JUNE 30, 2005
                         -------------

Date of reporting period:  MARCH 31, 2005
                           --------------


ITEM 1. SCHEDULE OF INVESTMENTS.

                             LEONETTI BALANCED FUND

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited)

   SHARES                                                           VALUE
   ------                                                           -----
COMMON STOCKS: 69.1%

BANKS: 7.4%
    12,000  Bank of America Corp.                               $   529,200
     8,000  Barclays PLC - Sponsored ADR                            331,520
    10,000  BB&T Corp.                                              390,800
                                                                -----------
                                                                  1,251,520
                                                                -----------
CAPITAL GOODS:  9.7%
    14,000  Briggs & Stratton Corp.                                 509,740
    10,000  Timken Co.                                              273,400
     6,000  Toro Co.                                                531,000
    10,000  Tyco International Ltd.#<F2>                            338,000
                                                                -----------
                                                                  1,652,140
                                                                -----------
CONSUMER DURABLES & APPAREL: 5.9%
     8,000  Brunswick Corp.                                         374,800
    14,000  Reebok International, Ltd.                              620,200
                                                                -----------
                                                                    995,000
                                                                -----------
ENERGY: 1.5%
     8,000  Maverick Tube Corp.*<F1>                                260,080
                                                                -----------

FOOD & STAPLES RETAILING: 4.3%
     6,000  Central European Distribution Corp.*<F1>                199,740
    10,000  CVS Corp.                                               526,200
                                                                -----------
                                                                    725,940
                                                                -----------
FOOD BEVERAGE & TOBACCO: 4.9%
    12,000  Corn Products International, Inc.                       311,880
    15,000  Dean Foods Co.*<F1>                                     514,500
                                                                -----------
                                                                    826,380
                                                                -----------
HEALTH CARE EQUIPMENT & SERVICES: 12.5%
    10,000  Patterson Cos., Inc.*<F1>                               499,500
    15,000  Sunrise Senior Living, Inc.*<F1>                        729,000
     9,357  UnitedHealth Group, Inc.                                892,471
                                                                -----------
                                                                  2,120,971
                                                                -----------
MATERIALS: 2.9%
    10,000  The Dow Chemical Co.                                    498,500
                                                                -----------
MEDIA: 5.1%
     5,000  Omnicom Group                                           442,600
    15,000  The Walt Disney Co.                                     430,950
                                                                -----------
                                                                    873,550
                                                                -----------
RETAILING: 7.8%
    10,000  Guitar Center, Inc.*<F1>                                548,300
    10,000  Home Depot, Inc.                                        382,400
     8,000  Target Corp.                                            400,160
                                                                -----------
                                                                  1,330,860
                                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 3.5%
    10,000  Freescale Semiconductor, Inc. - Class A*<F1>            169,500
    10,000  Tessera Technologies, Inc.*<F1>                         432,300
                                                                -----------
                                                                    601,800
                                                                -----------
SOFTWARE & SERVICES: 3.6%
     6,000  Cognos, Inc.*<F1>#<F2>                                  251,640
     8,000  Computer Sciences Corp.*<F1>                            366,800
                                                                -----------
                                                                    618,440
                                                                -----------
TOTAL COMMON STOCKS
  (cost $9,876,315)                                              11,755,181
                                                                -----------

PRINCIPAL AMOUNT                                                    VALUE
----------------                                                    -----
BONDS AND NOTES: 25.0%

CORPORATE BONDS: 21.4%
DIVERSIFIED FINANCIAL SERVICES: 5.8%
$1,000,000  General Motors Acceptance Corp.,
            6.125%, 9/15/06                                         995,727
                                                                -----------
FOOD BEVERAGE & TOBACCO: 2.9%
   500,000  Safeway, Inc.,
            2.50%, 11/1/05                                          496,018
                                                                -----------
MEDIA: 3.0%
   500,000  Viacom Inc.,
            5.625%, 5/1/07                                          512,002
                                                                -----------
TECHNOLOGY, HARDWARE & EQUIPMENT: 6.0%
 1,000,000  Hewlett-Packard Co.,
            5.75%, 12/15/06                                       1,025,823
                                                                -----------
TELECOMMUNICATION SERVICES: 3.7%
   600,000  Verizon Global Funding Corp.,
            6.125%, 6/15/07                                         622,678
                                                                -----------
TOTAL CORPORATE BONDS
  (cost $3,594,276)                                               3,652,248
                                                                -----------
U.S. GOVERNMENT OBLIGATION : 3.6%
   600,000  U.S. Treasury Note,
            4.625%, 5/15/06
            (cost $598,134)                                         607,383
                                                                -----------
TOTAL BONDS AND NOTES
  (cost $4,192,410)                                               4,259,631
                                                                -----------
SHORT-TERM INVESTMENT: 3.8%
   647,000  Federal Home Loan Bank Discount Note,
            2.433%, 4/1/05
            (cost $647,000)                                         647,000
                                                                -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $14,715,725): 97.9%                                      16,661,812
Other Assets in Excess of Liabilities: 2.1%                         362,956
                                                                -----------
NET ASSETS: 100.0%                                              $17,024,768
                                                                -----------
                                                                -----------
     *<F1> Non-income producing security.
     #<F2> U.S. Security of foreign company.
     ADR American Depositary Receipt.


FOR CERTAIN FEDERAL INCOME TAX INFORMATION, AS WELL AS OTHER INFORMATION REGARDING SECURITIES VALUATION AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FOOTNOTES TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              --------------------
                              Robert M. Slotky, President

     Date  April 26, 2005
           --------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F3>/s/ Robert M. Slotky
                                  --------------------
                                  Robert M Slotky, President

     Date  April 26, 2005
           --------------

     By (Signature and Title)*<F3>/s/ Eric W. Falkeis
                                  -------------------
                                  Eric W. Falkeis, Treasurer

     Date  April 27, 2005
           --------------

*<F3> Print the name and title of each signing officer under his or her signature.